Available-for-sale securities / Investment securities - Balances recognised under AASB 9 (Details) - AUD ($) $ in Millions		Sep. 30, 2019	Sep. 30, 2018
Available-for-sale securities / Investment securities
Investment securities	[1]	$ 73,401
FVOCI
Available-for-sale securities / Investment securities
Investment securities		72,581
Amortised cost
Available-for-sale securities / Investment securities
Investment securities		820
Amortised cost | Gross amount
Available-for-sale securities / Investment securities
Investment securities		829
Amortised cost | Provision for ECL
Available-for-sale securities / Investment securities
Investment securities		(9)
Government and semi-government securities | FVOCI
Available-for-sale securities / Investment securities
Investment securities		53,389
Government and semi-government securities | Amortised cost | Gross amount
Available-for-sale securities / Investment securities
Investment securities		736
Other debt securities | FVOCI
Available-for-sale securities / Investment securities
Investment securities		19,058
Other debt securities | Amortised cost | Gross amount
Available-for-sale securities / Investment securities
Investment securities		93
Equity securities | FVOCI
Available-for-sale securities / Investment securities
Investment securities		134
Parent Entity
Available-for-sale securities / Investment securities
Investment securities	[1]	68,398
Parent Entity | FVOCI
Available-for-sale securities / Investment securities
Investment securities		68,371
Parent Entity | Amortised cost
Available-for-sale securities / Investment securities
Investment securities		27
Parent Entity | Amortised cost | Gross amount
Available-for-sale securities / Investment securities
Investment securities		27
Parent Entity | Government and semi-government securities | FVOCI
Available-for-sale securities / Investment securities
Investment securities		50,980
Parent Entity | Government and semi-government securities | Amortised cost | Gross amount
Available-for-sale securities / Investment securities
Investment securities		23
Parent Entity | Other debt securities | FVOCI
Available-for-sale securities / Investment securities
Investment securities		17,325
Parent Entity | Other debt securities | Amortised cost | Gross amount
Available-for-sale securities / Investment securities
Investment securities		4
Parent Entity | Equity securities | FVOCI
Available-for-sale securities / Investment securities
Investment securities		$ 66

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.